ACQUISITIONS, DISPOSITIONS AND INTANGIBLES (Details 3) (Predecessor, USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended
Nov. 09, 2010 M Y
Purchase Price Allocation
Sources of funds	$ 6,761,250
Plus: Existing GGP common equity	4,446,691
Plus: Assumed liabilities
Fair value of mortgages, notes and loans payable	18,834,033
Deferred tax liabilities	39,113
Accounts payable and accrued expenses:
Below-market tenant leases	988,018
THHC tax indemnity	303,750
Accounts payable to affiliates	221,986
Accrued payroll and bonus	225,811
Accounts payable	304,794
Real estate tax payable	107,621
Uncertain tax position liability	20,247
Above-market ground leases	9,839
Other accounts payable and accrued expenses	478,293
Total accounts payable and accrued expenses	2,660,359
Total assumed liabilities	21,533,505
Plus: Total redeemable noncontrolling interests	220,842
Plus: Noncontrolling interests in consolidated real estate affiliates	102,171
Total purchase price	33,064,459
Land	4,858,396
Buildings and equipment:
Buildings and equipment	18,717,983
In-place leases	603,697
Lease commissions and costs	1,403,924
Total buildings and equipment	20,725,604
Developments in progress	137,055
Investment in and loans to/from Unconsolidated Real Estate Affiliates	3,184,739
Cash and cash equivalents	1,537,599
Accounts and notes receivable, net	129,439
Deferred expenses, net:
Lease commissions	154,550
Capitalized legal / marketing costs	26,757
Total deferred expenses, net	181,307
Prepaid expenses and other assets:
Above-market tenant leases	1,634,332
Below-market ground leases	259,356
Security and escrow deposits	153,294
Prepaid expenses	49,018
Real estate tax stabilization agreement	111,506
Deferred tax assets	10,576
Other	92,238
Total prepaid expenses and other assets	2,310,320
Total fair value of assets	$ 33,064,459
Closing stock price (in dollars per share)	$ 14
Common stock value per share	$ 14
Settlement period for short-term items in cash (in months)	12
Change in discount rate used in estimates of future cash flows (as a percent)	0.50%
Change in estimated value of real estate investments (as a percent)	3.50%
Non-cancelable remaining terms of tenant leases	5
Non-cancelable remaining terms of ground leases	50
Discount to estimated market rates at which no material change in below-market lease intangible (as a percent)	10.00%
Reference rate	LIBOR
Maximum
Prepaid expenses and other assets:
Time period for evaluating in-place tenant leases occupancy level	1 year
Leases containing renewal option (as a percent)	1.00%
Discount rate below which renewal is not assumed (as a percent)	25.00%
Minimum
Prepaid expenses and other assets:
Discount rate applied to assumed market rate at the time of renewal option (as a percent)	25.00%
Percentage of renewal rate below estimated market rate at which tenants would exercise lease renewal options	25.00%